Inventory	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventory	19 Inventory

	2024	2023
	$m	$m
Cryptocurrency - Trading	6.9	121.0
Carbon emission certificates and credits - Trading	6.5	23.5
Recyclable scrap metals	22.4	18.9
Total inventories at fair value less cost to sell	35.8	163.4
All inventories are held at fair value less cost to sell.
The Group economically hedges its exposure to cryptocurrencies and hence the Group's net exposure to market risk has not been material to our operations for the periods presented. As at 31
December 2024, the Group’s overall net market risk exposure to cryptocurrencies was $1.1m (2023:
$1.8m). The fair values of cryptocurrencies held as assets are determined based on quoted market prices and are classified as a level 1 valuation.
Carbon emission certificates and credits comprise:
•Solar renewable energy certificates (RECs) which are held to trade with a fair value of $6.0m
(2023: $23.5m). The fair value is based on quoted market prices and classified as a Level 1 valuation under the fair value hierarchy.
•New Zealand Units (NZUs) which are held to trade with a fair value of $0.5m (2023:$nil). The fair value is based on observable market prices and classified as a Level 2 valuation under the fair value hierarchy.
Recyclable scrap metals are those where the Group has title over and is in transit from the supplier to the customer. The vast majority of recyclable scrap metals consist of non-ferrous metals and comprise various grades of copper (including brass), aluminium and lead. The fair value is determined based on quoted metal prices, which are discounted for grade and location where appropriate, and is classified as a
Level 2 valuation.
The fair value movements charged to profit and loss are as follows:

	Cost	Fair value movement	Inventory
	2024	2024	2024
	$m	$m	$m
Cryptocurrencies	8.9	(2.0)	6.9
Carbon emission certificates and credits	6.5	—	6.5
Recyclable scrap metals	22.6	(0.2)	22.4
	38.0	(2.2)	35.8

	Cost	Fair value movement	Inventory
	2023	2023	2023
	$m	$m	$m
Cryptocurrencies	114.1	6.9	121.0
Carbon emission certificates and credits	26.9	(3.4)	23.5
Recyclable scrap metals	18.4	0.5	18.9
	159.4	4.0	163.4